Financial Instruments - Summary of Other Financial Assets and Other Financial Liabilities Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	€ 7	€ 29
Current derivative financial assets	23	67
Derivatives assets	30	96
Non-current loans	67	81
Current loans	2	2
Loans	69	83
Other non-current financial assets	74	110
Other current financial assets	30	69
Other financial assets	104	179
Other non-current financial liabilities	29	43
Other current financial liabilities	60	23
Other financial liabilities	89	66
Non-current derivative financial liabilities	29	43
Current derivative financial liabilities	60	23
Derivatives Liabilities	89	66
Aluminium and premium future contract [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	2	6
Current derivative financial assets	7	39
Derivatives assets	9	45
Non-current derivative financial liabilities	6
Current derivative financial liabilities	38	6
Derivatives Liabilities	44	6
Other future contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets		1
Derivatives assets		1
Non-current derivative financial liabilities	5
Current derivative financial liabilities	3	1
Derivatives Liabilities	8	1
Currency commercial contracts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	3	21
Current derivative financial assets	12	20
Derivatives assets	15	41
Non-current derivative financial liabilities	7	6
Current derivative financial liabilities	12	12
Derivatives Liabilities	19	18
Currency net debt derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	2	2
Current derivative financial assets	4	7
Derivatives assets	6	9
Non-current derivative financial liabilities	11	37
Current derivative financial liabilities	3	4
Derivatives Liabilities	14	€ 41
Margin call [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	5
Derivatives assets	5
Net investment hedge [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	4
Derivatives Liabilities	€ 4